EQUITY - Legal Reserve and Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Revenue reserve (as a percent)	5.00%
Maximum percentage of revenue reserved in paid-in capital	20.00%
Balance	R$ 2,463,228
Balance	4,324,170	R$ 2,463,228
Income reserves
EQUITY
Balance	2,463,228	2,474,974
Reversal of reserves	(297,000)	(550,000)
Recording of reserves	2,157,942	538,254
Balance	4,324,170	2,463,228	R$ 2,474,974
Legal reserve
EQUITY
Balance	2,138,344	1,907,905
Recording of reserves	446,413	230,439
Balance	2,584,757	2,138,344	1,907,905
Expansion and modernization reserve
EQUITY
Balance	297,000	550,000
Reversal of reserves	(297,000)	(550,000)	(700,000)
Recording of reserves	1,700,000	297,000
Balance	1,700,000	297,000	550,000
Tax incentive reserve
EQUITY
Balance	27,884	17,069
Recording of reserves	11,529	10,815
Balance	R$ 39,413	R$ 27,884	R$ 17,069